Schedule of movement in provision for stock obsolescence (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Inventory Disclosure [Abstract]
Beginning of the year	$ 3,765	$ 4,841	$ 1,079
Inventory write-off for the year	(1,303)	(1,675)	(112)
Reversal for the year	(2,462)	(3,166)	(967)
Charge for the year			4,841
End of the year			$ 4,841